Loss Per Share (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Line Items]
Basic weighted average shares outstanding	1,525,693,393	1,177,693,383	1,525,693,393	1,177,693,383
Dilutive weighted average shares outstanding	1,525,693,393	1,177,693,383	1,525,693,393	1,177,693,383
Loss per common share (basic and diluted)	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)